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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               ----------------

This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:


/s/ Harrison T. Grodnick         Minneapolis, Minnesota      August 11, 2005
------------------------------   -------------------------   -------------------
[Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        26
Form 13F Information Table Value Total:  $202,474
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
     NAME OF ISSUER        TITLE OF CLASS     CUSIP     Value (X$1000)   SH or PRN AMT   SH/PRN   PUT/CALL   Invest. Disc
------------------------   --------------   ---------   --------------   -------------   ------   --------   ------------
Altria Group Inc               Common       02209S103            12572          194437     SH                    Sole
Andrew Corp                    Common       033425108             9228          723185     SH                    Sole
Apple Computer Inc             Common       037833100             6434          174800     SH                    Sole
Armor Holdings Inc             Common       042260109             6939          175180     SH                    Sole
Baxter International Inc       Common       071813109             6527          175932     SH                    Sole
Circuit City Stores Inc-       Common       172737108             7606          439926     SH                    Sole
Costco Whsl Corp New           Common       22160K105             7076          158190     SH                    Sole
Devon Energy Cp New            Common       25179M103              243            4800     SH                    Sole
Dynegy Inc Cl A                 CL A        26816Q101             8375         1723151     SH                    Sole
Fairmont Hotl& Resrt           Common       305204109             7409          212717     SH                    Sole
Goldcorp Inc New               Common       380956409             7875          499062     SH                    Sole
H E I Inc                      Common       404160103             1899          602745     SH                    Sole
The Hain Celestial Group       Common       405217100             5169          265061     SH                    Sole
Laureate Education Inc         Common       518613104             7761          162152     SH                    Sole
M D U Resources Group          Common       552690109            11598          411697     SH                    Sole
Marathon Oil Corp              Common       565849106            12940          242456     SH                    Sole
Mc Donalds Corp                Common       580135101             8710          313862     SH                    Sole
Newmont Mining Corp            Common       651639106             8399          215187     SH                    Sole
Oneok Inc New                  Common       682680103            10239          313598     SH                    Sole
Perkinelmer Inc                Common       714046109             7198          380866     SH                    Sole
Raytheon Company New           Common       755111507             9886          252706     SH                    Sole
Regis Corp Minn                Common       758932107             9121          233405     SH                    Sole
Sony Corp Adr New             ADR New       835699307             8540          247981     SH                    Sole
Unisys Corp                    Common       909214108             5440          859358     SH                    Sole
Wabtec Corp.                   Common       929740108             7212          335770     SH                    Sole
Xerox Corp                     Common       984121103             8078          585792     SH                    Sole

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